UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4443
Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

California Limited Maturity Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%

Principal Amount (000’s omitted)	Security	Value

Electric Utilities — 0.8%
$250	California Department of Water Resource Power Supply, 5.125%, 5/1/18	$268,342
		$268,342

Escrowed / Prerefunded — 1.7%
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	592,509
		$592,509

General Obligations — 4.5%
400	California, 5.25%, 2/1/14	443,908
1,000	California, 5.25%, 11/1/16	1,102,760
		$1,546,668

Hospital — 3.3%
180	Eastern Plumas Health Care District, 7.50%, 8/1/07	184,331
200	San Benito Health Care District, 5.375%, 10/1/12	208,374
400	Stockton Health Facilities, (Dameron Hospital), 5.70%, 12/1/14	421,208
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	324,498
		$1,138,411

Industrial Development Revenue — 0.6%
200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	190,008
		$190,008

1

Insured-Education — 3.1%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$300,024
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	532,940
210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), 5.50%, 10/1/20	235,782
		$1,068,746

Insured-Electric Utilities — 5.0%
1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14 (1)	1,180,270
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	541,100
		$1,721,370

Insured-General Obligations — 30.8%
400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	439,772
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	748,430
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	689,839
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	897,400
750	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 7/1/21	802,950
500	North Orange County Community College District, (MBIA), 5.25%, 8/1/14	559,785
500	Oak Grove School District, (Election of 1995), (FGIC), 5.00%, 8/1/16	541,270
1,000	Redwood City Elementary School District, (FGIC), 5.00%, 8/1/15	1,118,820
1,000	San Diego Unified School District, (MBIA), 5.00%, 7/1/17	1,118,000
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	568,070
1,205	Tahoe Truckee Unified School District, (MBIA), 5.50%, 8/1/19	1,406,850
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	586,123
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,101,700
		$10,579,009

Insured-Hospital — 1.3%
400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	452,128
		$452,128

2

Insured-Lease Revenue / Certificates of Participation — 7.0%
$2,000	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,005,360
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	831,000
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	572,503
		$2,408,863

Insured-Special Tax Revenue — 13.3%
600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	651,780
1,000	California Economic Recovery, (FGIC), 5.25%, 7/1/14	1,137,370
1,000	Garden Grove Community Development (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,109,770
500	Napa County Flood Protection and Watershed Improvements Authority, (FGIC), 5.00%, 6/15/18	538,125
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,139,780
		$4,576,825

Insured-Transportation — 5.6%
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,170,640
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	766,220
		$1,936,860

Insured-Water and Sewer — 5.8%
1,000	California Department of Water Resources, (FGIC), 5.50%, 12/1/17	1,167,210
250	Sacramento County, Sanitation Financing Authority, (AMBAC), 5.50%, 12/1/19	291,352
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	524,615
		$1,983,177

Other Revenue — 0.9%
300	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	307,089
		$307,089

3

Senior Living / Life Care — 0.7%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$250,520
		$250,520

Solid Waste — 1.0%
350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	357,312
		$357,312

Special Tax Revenue — 10.0%
300	Alameda Public Financing Authority, 5.45%, 9/2/14	306,681
250	Brentwood Infrastructure Financing Authority, 5.625%, 9/2/15	257,618
200	Capistrano Unified School District, 5.65%, 9/1/15	210,764
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,359
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	212,940
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,757
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,275
160	Murrueta Valley Unified School District, 5.70%, 9/1/17	169,030
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	425,572
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	317,270
300	Roseville Special Tax, 6.00%, 9/1/11	333,843
200	Santa Margarita Water District, 6.10%, 9/1/14	214,712
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	206,350
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	211,786
250	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/16	265,870
		$3,449,827

Transportation — 0.9%
290	Port Redwood City, (AMT), 5.40%, 6/1/19	301,855
		$301,855

Water and Sewer — 1.5%
500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	510,550
		$510,550

4

Total Tax-Exempt Investments — 97.8% (identified cost $31,966,170)	$33,640,069

Other Assets, Less Liabilities — 2.2%	$754,206

Net Assets— 100.0%	$34,394,275

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 73.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.3% to 27.3% of total investments.

(1)                           Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/05	83 U.S. Treasury Bond	Short	$(9,159,475)	$(9,337,500)	$(178,025)

					$(178,025)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$31,943,288
Gross unrealized appreciation	$1,734,483
Gross unrealized depreciation	(37,702)
Net unrealized appreciation	$1,696,781

6

Florida Limited Maturity Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Principal Amount (000’s omitted)	Security	Value

Electric Utilities — 1.3%
$1,000	Jacksonville Electric Authority, (St. Johns River Power Park), 5.375%, 10/1/16	$1,045,550
		$1,045,550

Hospital — 1.9%
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/20	1,032,870
500	West Orange Healthcare District, 5.50%, 2/1/10	553,715
		$1,586,585

Industrial Development Revenue — 0.7%
500	Polk County IDA, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	546,670
		$546,670

Insured-Education — 1.8%
1,320	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority, (Inter American University of Puerto Rico), (MBIA), 5.00%, 10/1/15	1,468,460
		$1,468,460

Insured-Electric Utilities — 5.0%
1,000	Brevard County Utility Revenue, (FGIC), 5.25%, 3/1/13	1,110,900
2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	1,311,440
1,450	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,670,356
		$4,092,696

Insured-Escrowed/Prerefunded — 1.8%
750	Palm Beach County Public Improvements, (Convention Center), (FGIC), Prerefunded to 1/01/11, 5.625%, 11/1/15	864,030

1

$1,000	Port Saint Lucie Utility, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	$634,680
		$1,498,710

Insured-General Obligations — 13.8%
1,750	Dade County Local School District, (MBIA), 5.00%, 2/15/15	1,845,042
500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	380,370
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,123,640
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	827,302
2,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	2,297,340
750	New York, NY, (FGIC), 5.50%, 6/1/12	852,352
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/18	1,171,870
1,500	Reedy Creek Improvements District, (AMBAC), 5.375%, 6/1/15	1,667,625
1,000	Reedy Creek Improvements District, (MBIA), 5.00%, 6/1/17	1,085,890
		$11,251,431

Insured-Hospital — 3.1%
750	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.625%, 8/15/16	848,167
1,000	Saint Petersburg Health Facilities Authority, (All Children’s Hospital), (AMBAC), 5.50%, 11/12/17	1,102,880
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	561,650
		$2,512,697

Insured-Housing — 1.8%
725	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	756,625
675	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	704,909
		$1,461,534

Insured-Miscellaneous — 4.7%
500	Florida Board of Education Lottery Revenue, (FGIC), 5.00%, 7/1/20	530,960
1,100	Florida Board of Education Lottery Revenue, (FGIC), 5.25%, 7/1/20	1,200,199

2

$1,500	Jacksonville Entitlement Revenue, (Public Improvements), (FGIC), 5.00%, 10/1/21	$1,590,300
500	Saint Johns County IDA, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	530,165
		$3,851,624

Insured-Solid Waste — 3.1%
1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07	1,863,243
1,100	Palm Beach Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	656,216
		$2,519,459

Insured-Special Tax Revenue — 11.1%
1,225	Boynton Beach Community Redevelopment Agency, (MBIA), 5.00%, 10/1/18	1,332,825
1,755	Julington Creek Plantation Community Development District, (MBIA), 4.75%, 5/1/19	1,826,569
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,403,980
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	294,208
1,760	Osceola County Sales Tax, (FSA), 5.00%, 4/1/19	1,886,086
770	Seminole County Sales Tax, (FGIC), 5.375%, 10/1/19	857,949
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	635,353
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	265,993
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	534,250
		$9,037,213

Insured-Transportation — 15.7%
1,000	Broward County Airport System, (MBIA), (AMT), 5.375%, 10/1/13	1,074,890
1,000	Canaveral Port Authority Improvements, (FGIC), 5.00%, 6/1/19	1,065,910
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	1,861,055
1,080	Lee County Transportation Facility, (AMBAC), 5.50%, 10/1/16	1,213,628
1,500	Miami-Dade County, Expressway Toll Authority, (FGIC), 5.25%, 7/1/15	1,686,720

3

$1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	$1,166,340
4,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/19	4,701,280
		$12,769,823

Insured-Water and Sewer — 18.8%
2,260	Boynton Beach Utility System, (FGIC), 5.50%, 11/1/17	2,638,460
1,750	Dade County, Water and Sewer System, (FGIC), 5.25%, 10/1/11	1,908,025
500	Dade County, Water and Sewer System, (FGIC), 5.25%, 10/1/21	532,835
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	798,548
1,500	Marco Island Utility System, (MBIA), 5.25%, 10/1/16	1,673,775
2,000	Seacoast Utilities Authority Water and Sewer, (FGIC), 5.50%, 3/1/16	2,313,860
1,320	Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15	1,469,450
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,117,920
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,156,360
1,000	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/18	1,167,230
500	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/19	584,450
		$15,360,913

Nursing Home — 1.2%
600	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	544,104
435	Orange County, Health Facilities Authority, (Westminister Community Care Services), 6.50%, 4/1/12	410,018
		$954,122

Senior Living / Life Care — 1.3%
250	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	254,343
250	Lee County IDA, (Shell Point Village), 5.75%, 11/15/14	262,845
595	North Miami HFA, (Imperial Club), 6.75%, 1/1/33	556,057
		$1,073,245

4

Special Tax Revenue — 5.8%
$500	Concorde Estates Community Development District, Capital Improvements, 5.00%, 5/1/11	$501,175
300	Fishhawk Community Development District II, 5.00%, 11/1/07	304,695
400	Fishhawk Community Development District ll , 5.125%, 11/1/09	406,592
15	Fleming Island Plantation Community Development District, 6.30%, 2/1/05	15,005
455	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	463,873
380	Heritage Harbour South Community Development District, (Capital Improvements), 5.25%, 11/1/08	383,093
210	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	212,285
105	Heritage Palms Community Development District, Capital Improvements, 6.25%, 11/1/04	105,911
125	Longleaf Community Development District, 6.20%, 5/1/09	121,113
355	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	369,466
1,000	Orlando Capital Improvements, 5.00%, 10/1/18	1,071,890
650	Sterling Hill Community Development District, Capital Improvements, 5.50%, 11/1/10	662,110
70	Stoneybrook West Community Development District, 6.45%, 5/1/10	71,371
55	Waterlefe Community Development District, Capital Improvements, 6.25%, 5/1/10	55,649
		$4,744,228

Transportation — 1.8%
1,340	Florida Turnpike Authority, 5.25%, 7/1/21	1,431,710
		$1,431,710

Utilities — 2.8%
240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	259,082
750	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	790,560
1,100	Orlando Water and Electric Utilities Commission, 5.25%, 10/1/20	1,206,711
		$2,256,353

5

Total Tax-Exempt Investments — 97.5%
(identified cost $75,878,159)	$79,463,023

Other Assets, Less Liabilities — 2.5%	$2,063,013
Net Assets— 100.0%	$81,526,036

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 82.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 30.4% of total investments.

6

The Fund did not have any open financial instruments at December 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$75,832,569
Gross unrealized appreciation	$3,763,388
Gross unrealized depreciation	(132,934)
Net unrealized appreciation	$3,630,454

7

Massachusetts Limited Maturity Municipals Fund	as of December 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal Amount (000’s omitted)	Security	Value

Education — 13.5%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$616,494
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,081,100
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	420,280
1,000	Massachusetts HEFA, (Boston College), 5.00%, 6/1/11	1,100,470
1,305	Massachusetts HEFA, (Boston College), 5.25%, 6/1/20	1,414,255
1,000	Massachusetts HEFA, (Boston College), 5.375%, 6/1/14	1,134,430
1,000	Massachusetts HEFA, (Harvard University), 5.00%, 7/15/22	1,058,840
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,158,270
750	Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15	868,582
1,125	Massachusetts IFA, (Babson College), 5.375%, 10/1/17	1,183,500
500	Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13	525,910
750	Massachusetts IFA, (St. Johns High School, Inc.), 5.70%, 6/1/18	787,680
500	Massachusetts IFA, (Wentworth Institute of Technology), 5.55%, 10/1/13	534,965
		$11,884,776

Electric Utilities — 0.6%
500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	540,360
		$540,360

Escrowed / Prerefunded — 7.6%
500	Massachusetts HEFA, (Dana Farber Cancer Institute), Escrowed to Maturity, 6.50%, 12/1/05	520,055

1

$485	Massachusetts IFA, (Dana Hall), Prerefunded to 7/01/07, 5.90%, 7/1/27	$534,577
1,030	Massachusetts IFA, (Park School), Prerefunded to 9/1/06, 5.50%, 9/1/16	1,086,341
1,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,100,220
2,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (1)	2,203,500
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	766,884
400	Rail Connections, Inc., (Rte. 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	444,956
		$6,656,533

General Obligations — 8.9%
1,000	Boston, 5.00%, 2/1/18	1,075,900
500	Burlington, 5.00%, 2/1/15	556,190
500	Burlington, 5.00%, 2/1/16	554,560
750	Falmouth, 5.25%, 2/1/16	829,837
2,000	Massachusetts, 5.25%, 8/1/16	2,246,680
1,100	Wellesley, 5.00%, 6/1/16	1,235,960
1,150	Wellesley, 5.00%, 6/1/17	1,295,889
		$7,795,016

Health Care - Miscellaneous — 0.4%
165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	150,991
225	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	231,003
		$381,994

Hospital — 4.6%
600	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/14	661,944
865	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/15	949,043
245	Massachusetts HEFA, (Berkshire Health System), 4.50%, 10/1/05	246,659
795	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	796,272
250	Massachusetts HEFA, (Partners Healthcare System), 5.00%, 7/1/09	271,780
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.50%, 7/1/10	1,121,040
		$4,046,738

2

Insured-Education — 3.3%
$1,560	Massachusetts College Building Authority, (XLCA), 5.375%, 5/1/14	$1,764,298
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,128,530
		$2,892,828

Insured-Electric Utilities — 5.9%
2,120	Massachusetts Municipal Wholesale Electric Co., (MBIA), 5.25%, 7/1/12	2,372,513
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,111,710
1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,748,745
		$5,232,968

Insured-Escrowed/Prerefunded — 2.8%
1,000	Massachusetts Bay Transportation Authority, Prerefunded to 3/1/05, (AMBAC), 5.25%, 3/1/11	1,015,440
400	Massachusetts Turnpike Authority, Escrowed to Maturity, (FGIC), 5.125%, 1/1/23	448,620
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	965,812
		$2,429,872

Insured-General Obligations — 17.9%
1,000	Boston, (MBIA), 5.00%, 2/1/19	1,076,840
2,000	Dudley-Charlton Regional School District, (FGIC), 5.125%, 6/15/13	2,248,360
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,129,960
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	843,250
750	Haverhill, (FGIC), 5.00%, 6/15/17	796,898
1,035	Lancaster, (AMBAC), 5.375%, 4/15/15	1,159,003
750	Lawrence, (MBIA), 5.00%, 3/15/13	833,235
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,106,880
1,000	Northampton, (MBIA), 5.125%, 10/15/15	1,128,250
1,095	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	1,246,559
1,175	Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15	1,364,868
1,000	Randolph, (AMBAC), 5.00%, 9/1/15	1,117,170
500	Springfield, (MBIA), 5.25%, 1/15/15	556,805

3

$1,000	Worcester, (MBIA), 5.25%, 8/15/17	$1,127,610
		$15,735,688

Insured-Hospital — 2.4%
1,000	Massachusetts HEFA, (Harvard Pilgrim Health), (FSA), 5.00%, 7/1/05	1,014,050
1,000	Massachusetts HEFA, (New England Medical Center Hospital), (FGIC), 5.375%, 5/15/15	1,107,170
		$2,121,220

Insured-Miscellaneous — 0.9%
750	Boston Convention Center Act 1997, (AMBAC), 5.00%, 5/1/16	808,140
		$808,140

Insured-Solid Waste — 2.6%
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/13	1,132,440
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/16	1,110,790
		$2,243,230

Insured-Special Tax Revenue — 0.5%
400	Virgin Islands Public Financing Authority, (FSA), 5.00%, 10/1/13	445,664
		$445,664

Insured-Transportation — 9.5%
1,630	Massachusetts Bay Transportation Authority, (General Transportation System), (MBIA), 5.50%, 3/1/14	1,867,426
500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	533,805
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,322,057
1,500	Massachusetts State Federal Highway Grant Anticipation Notes, (FSA), 5.50%, 12/15/13	1,724,925
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,143,790
500	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	585,320
1,000	Puerto Rico Highway and Transportation Authority (CIFG), 5.50%, 7/1/15	1,161,590
		$8,338,913

4

Insured-Water Revenue — 1.9%
$1,500	Massachusetts Water Resource Authority, (FSA), 5.25%, 8/1/11	$1,684,695
		$1,684,695

Lease Revenue/Certificates of Participation — 1.3%
1,130	Puerto Rico, ITEM & ECFA, (Guaynabo Municipal Government), 5.375%, 7/1/06	1,161,437
		$1,161,437

Miscellaneous — 1.6%
1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	1,079,140
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), 5.25%, 11/1/13	367,248
		$1,446,388

Nursing Home — 1.2%
375	Massachusetts Development Finance Agency, (Odd Fellows Home of Massachusetts), 6.25%, 1/1/15	352,451
515	Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07	523,976
175	Massachusetts IFA, (Age Institute of Massachusetts), 7.60%, 11/1/05	175,250
		$1,051,677

Senior Living / Life Care — 1.2%
600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	604,314
485	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	462,942
		$1,067,256

Solid Waste — 1.1%
1,000	Massachusetts IFA, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	1,006,970
		$1,006,970

Special Tax Revenue — 4.2%
750	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	847,943

5

$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,130,590
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/17	1,157,650
500	Massachusetts Special Obligations, 5.00%, 6/1/14	552,400
		$3,688,583

Transportation — 2.7%
1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	1,095,220
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,281,340
		$2,376,560

Water and Sewer — 2.0%
1,595	Massachusetts Water Pollution Abatement Trust, 0.00%, 8/1/12	1,191,178
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	558,855
		$1,750,033

Total Tax-Exempt Investments — 98.6%
(identified cost $82,705,084)		$86,787,539

Other Assets, Less Liabilities — 1.4%		$1,265,716
Net Assets— 100.0%		$88,053,255

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CDC IXIS Financial Guaranty North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 48.3% of the securities in the portfolio of investments are backed by bond insurance

6

of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 17.3% of total investments.

(1)           Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

7

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	77 U.S. Treasury Bond	Short	$(8,500,066)	$(8,662,500)	$(162,434)
03/05	41 U.S. Treasury Note	Short	$(4,579,653)	$(4,589,437)	$(9,784)
					$(172,218)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$82,653,835
Gross unrealized appreciation	$4,179,886
Gross unrealized depreciation	(46,182)
Net unrealized appreciation	$4,133,704

8

National Limited Maturity Municipals Fund	as of December 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 2.0%
$1,765	Carbon County, PA, IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,914,566
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,018,204
350	Pennsylvania EDA, (Resource Recovery-Northampton), (AMT), 6.75%, 1/1/07	361,616
1,400	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 7.05%, 12/1/10	1,432,732
		$4,727,118

Education — 4.0%
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	2,008,180
2,815	Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,249,073
850	New Hampshire HEFA, (Colby-Sawyer College), 7.20%, 6/1/12	893,953
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), 5.00%, 7/1/12	1,331,342
1,700	University of Illinois, 0.00%, 4/1/15	1,089,615
1,000	University of Illinois, 0.00%, 4/1/16	607,680
		$9,179,843

Electric Utilities — 12.7%
1,500	Brazos River Authority, TX, (Reliant Energy, Inc.), 5.375%, 4/1/19	1,532,895
1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	1,104,150
1,500	California Department of Water Resource Power Supply, 5.125%, 5/1/18	1,610,055
3,000	Energy Northwest Washington Electric, (Columbia Generating), 5.50%, 7/1/15	3,439,590
1,000	Illinois Development Finance Authority PCR, (AMT), 5.00%, 6/1/28	1,036,140
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,696,300

$3,050	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36 (1)	$3,066,836
4,100	North Carolina Eastern Municipal Power Agency, 5.375%, 1/1/13	4,460,759
4,000	North Carolina Municipal Power Agency, (Catawba), 5.50%, 1/1/13	4,437,680
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,119,940
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,371,862
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,007,570
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,692,925
		$29,576,702

Escrowed / Prerefunded — 7.2%
1,000	Arkansas State Student Loan Authority, (AMT), Prerefunded to 6/1/06, 6.25%, 6/1/10	1,050,820
355	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	360,045
465	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	499,080
3,500	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17	3,835,440
575	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 7.876%, 1/1/11	659,910
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,305,250
2,110	Metropolitan Transportation Authority of New York, Prerefunded to 7/1/15, 5.50%, 7/1/17	2,460,977
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 6/15/13, 5.50%, 6/15/14	2,247,880
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,205,277
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,143,150
		$16,767,829

General Obligations — 2.0%
$1,000	Keller, TX, Independent School District, 0.00%, 8/15/11	$782,910
500	Kershaw County, SC, School District, 5.00%, 2/1/18	535,960
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,668,364
1,500	New York City, NY, 5.625%, 12/1/13	1,660,275
		$4,647,509

Health Care - Miscellaneous — 1.2%
2,000	Illinois HFA, (Lutheran Social Services), 6.125%, 8/15/10	2,003,580
150	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	146,275
530	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	550,338
		$2,700,193

Hospital — 9.2%
550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	602,630
165	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 6.125%, 9/1/25	169,627
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,844,750
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.00%, 10/1/05	101,715
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.10%, 10/1/06	103,791
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	237,519
545	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	571,051
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.50%, 3/1/14	2,188,480
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,030,080
300	New Hampshire HEFA, (Littleton Hospital Association), 5.45%, 5/1/08	304,755
1,800	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/15	1,968,192

$2,055	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/16	$2,236,888
2,185	Oklahoma Development Finance Authority, (Hillcrest Medical Center), 5.00%, 8/15/09	2,390,499
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,136,640
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 6.375%, 11/15/20	2,236,540
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,227,260
		$21,350,417

Housing — 0.6%
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	620,064
680	Sandaval County, NM, Multifamily, 6.00%, 5/1/32	674,070
115	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	113,456
		$1,407,590

Industrial Development Revenue — 5.4%
315	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	323,804
430	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	453,869
1,320	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (2)	1,072,500
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,659,585
1,000	Michigan Job Development Authority, (General Motors Corp.), PCR, 5.55%, 4/1/09	1,001,490
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,460,974
1,440	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,227,485
1,000	New Jersey EDA, (Holt Hauling), 7.90%, 3/1/27 (2)	965,000
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,538,820
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,915,259
		$12,618,786

Insured-Education — 1.1%
$2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), Variable Rate, 5.25%, 7/1/32 (1)	$2,214,340
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	289,115
		$2,503,455

Insured-Electric Utilities — 5.2%
750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	811,650
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), Variable Rate, 5.00%, 10/1/32 (1) (3)	2,154,800
1,975	Long Island Power Authority, NY, Electric System Revenue, (XLCA), 5.25%, 12/1/13	2,220,335
2,000	Long Island Power Authority, NY, Electric System Revenue, (XLCA), 5.25%, 6/1/14	2,244,020
3,000	New York Energy Research and Development Authority, (New York Electric & Gas Corp.), (MBIA), 4.10%, 12/1/15	3,033,090
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	416,424
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,151,970
		$12,032,289

Insured-Escrowed/Prerefunded — 1.7%
1,000	Long Island Power Authority, NY, Electric System Revenue, (FSA), Escrowed to Maturity, 5.25%, 12/1/14	1,145,080
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	1,066,200
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,079,130
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	537,600
		$3,828,010

Insured-General Obligations — 3.6%
1,655	Bridgeport, CT, (MBIA), 5.25%, 8/15/17	1,836,256
1,000	Egg Harbor Township, NJ, School District, (FSA), 5.50%, 7/15/19	1,167,150
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,154,040

$1,850	New York, NY, (FGIC), 5.50%, 6/1/12	$2,102,470
1,400	Springfield, OH, City School District, (FGIC), 5.00%, 12/1/17	1,514,856
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	615,760
		$8,390,532

Insured-Hospital — 3.7%
775	Akron, Bath and Copley, OH, Township, Hospital District, (Childrens Hospital Center), (FSA), 5.25%, 11/15/15	857,073
1,180	Akron, Bath and Copley, OH, Township, Hospital District, (Childrens Hospital Center), (FSA), 5.25%, 11/15/16	1,298,684
2,000	El Paso County, TX, Hospital District, (MBIA), 0.00%, 8/15/06	1,924,100
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/17	2,724,870
2,000	Montogmery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/18	1,812,900
		$8,617,627

Insured-Lease Revenue / Certificates of Participation — 1.9%
1,380	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	693,698
1,000	Laredo, TX, Certificates of Obligation, (MBIA), 4.50%, 2/15/17	1,013,470
1,000	New Jersey Transportation Trust Fund Authority, Certificates of Participation, (MBIA), 5.25%, 12/15/14	1,129,510
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,603,245
		$4,439,923

Insured-Miscellaneous — 0.5%
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,111,320
		$1,111,320

Insured-Solid Waste — 0.6%
1,175	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/12	1,331,557
		$1,331,557

Insured-Special Tax Revenue — 0.9%
$1,000	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	$1,040,780
1,000	Reno, NV, Capital Improvements, (FGIC), 5.625%, 6/1/14	1,135,140
		$2,175,920

Insured-Transportation — 10.5%
2,295	Chicago, IL, O’Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	2,548,896
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,086,110
1,640	Denver, CO, City and County Airport, (MBIA), 6.00%, 11/15/11	1,903,974
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,106,540
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,220,640
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,669,025
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,112,430
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,187,380
1,430	Minneapolis and St. Paul, MN, Metropolitan Airports Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11	1,603,659
2,000	New Jersey Transportation Trust Fund Authority, (FSA), 5.25%, 10/1/14	2,288,780
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,156,530
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,162,510
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,136,820
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,199,780
		$24,383,074

Insured-Water and Sewer — 1.3%
2,000	Honolulu, HI, Wastewater System, (FGIC), 0.00%, 7/1/11	1,574,920
1,250	Washington County, OR, Clean Water Services, (MBIA), 5.25%, 10/1/16	1,431,275
		$3,006,195

Lease Revenue/Certificates of Participation — 2.4%
$3,385	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	$3,897,218
1,500	New York Dormitory Authority, (Court Facilities), 5.50%, 5/15/17	1,655,865
		$5,553,083

Nursing Home — 0.7%
840	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	876,918
250	Massachusetts IFA, (Age Institute of Massachusetts), 7.60%, 11/1/05	250,358
485	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	462,084
		$1,589,360

Other Revenue — 4.5%
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20	923,989
2,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	2,047,260
2,400	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	2,734,560
2,500	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13	2,504,075
1,000	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11	1,062,020
1,000	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	1,031,400
225	Santa Fe, NM, (Crow Hobbs), 8.25%, 9/1/05	224,343
		$10,527,647

Pooled Loans — 1.2%
1,900	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	1,970,395
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	830,298
		$2,800,693

Senior Living / Life Care — 1.6%
765	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	759,507

$1,105	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/06 (4)	$1,029,584
500	Kansas City, MO, IDR, (Kingswood Manor), 5.80%, 11/15/17	479,835
240	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	229,085
300	Mesquite, TX, Health Facilities Development, (Christian Care Centers), 7.00%, 2/15/10	320,721
395	Michigan Hospital Finance Authority, (Presbyterian Villages), 6.20%, 1/1/06	400,605
495	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	462,602
		$3,681,939

Special Tax Revenue — 9.9%
1,500	Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33	1,545,555
3,000	California State Economic Recovery, 5.25%, 7/1/13	3,389,010
500	Concorde Estates Community Development District, FL, Capital Improvements, 5.00%, 5/1/11	501,175
500	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	525,020
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	858,740
300	Fishhawk, FL, Community Development District, 5.00%, 11/1/07	304,695
2,100	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	2,134,608
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	260,020
455	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	463,873
1,895	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	1,910,425
135	Heritage Palms Community Development District, FL, Capital Improvements, 6.25%, 11/1/04	136,172
115	Longleaf, FL, Community Development District, 6.20%, 5/1/09	111,424
1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/18	1,135,590
2,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/17	2,315,300
3,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	3,290,130
1,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	1,121,450

$2,000	Sterling Hill Community Development District, FL, Capital Improvements, 5.50%, 11/1/10	$2,037,260
65	Stoneybrook, FL, West Community Development District, 6.45%, 5/1/10	66,273
850	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	872,865
		$22,979,585

Transportation — 2.9%
1,170	Delaware River Joint Toll Bridge Commission, PA, 5.25%, 7/1/15	1,290,463
300	Eagle County, CO, Airport Terminal Corp., (American Airlines), (AMT), 6.75%, 5/1/06	301,305
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,683,650
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,104,360
1,300	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	1,410,396
		$6,790,174

Total Tax-Exempt Investments — 98.5%
(identified cost $217,493,899)		$228,718,370

Other Assets, Less Liabilities — 1.5%		$3,574,940
Net Assets — 100.0%		$232,293,310

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

At December 31, 2004, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	13.9%

Others, representing less than 10% individually	84.6%

The Portfolio invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 31.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 13.6% of total investments.

(1)           The stated interest rate represents the rate in effect at December 31, 2004.

(2)           Defaulted bond.

(3)           Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)           The Portfolio is accruing only partial interest on this security.

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	219 U.S. Treasury Bond	Short	$(24,466,891)	$(24,637,500)	$(170,609)
03/05	101 U.S. Treasury Note	Short	$(11,281,587)	$(11,305,688)	$(24,101)
					$(194,710)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$217,259,275
Gross unrealized appreciation	$11,695,745
Gross unrealized depreciation	(236,650)
Net unrealized appreciation	$11,459,095

New Jersey Limited Maturity Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal Amount (000’s omitted)	Security	Value

Education — 2.7%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$811,500
600	New Jersey Educational Facility Authority, (Higher Education Capital Improvements), 5.00%, 9/1/15	645,708
		$1,457,208

Electric Utilities — 0.8%
420	New Jersey Economic Development Authority PCR, (PSEG Power), 5.00%, 3/1/12	444,045
		$444,045

Escrowed / Prerefunded — 3.7%
350	New Jersey EDA, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	427,133
2,030	New Jersey EDA, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,511,477
		$1,938,610

General Obligations — 5.9%
500	Jersey City School District, 6.25%, 10/1/10	580,910
500	New Jersey, 4.50%, 2/1/18	506,965
1,050	Puerto Rico, 0.00%, 7/1/08	955,920
1,000	Union County, (General Improvements), 5.00%, 3/1/17	1,073,640
		$3,117,435

Hospital — 5.2%
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	563,385

1

$450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	$484,659
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	540,555
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	480,093
680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 5.75%, 7/1/08	714,768
		$2,783,460

Industrial Development Revenue — 2.7%
350	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	252,504
450	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	383,589
500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (1)	482,500
300	New Jersey EDA, (The Seeing Eye, Inc.), 6.20%, 12/1/24	333,822
		$1,452,415

Insured-Education — 2.8%
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	951,480
500	University of New Jersey Medicine and Dentistry, (AMBAC), 5.375%, 12/1/13	561,345
		$1,512,825

Insured-Electric Utilities — 5.1%
560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co,), (MBIA), 6.80%, 3/1/21	734,334
730	Puerto Rico Electric Power Authority, (XLCA), 5.00%, 7/1/11	811,315
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,151,970
		$2,697,619

Insured-Escrowed/Prerefunded — 4.7%
1,000	New Jersey Economic Development Authority, (School Facility), (AMBAC), Prerefunded to 6/15/11, 5.25%, 6/15/16	1,099,710

2

$1,300	Washington Township Board of Education, (MBIA), Prerefunded to 2/01/07, 5.125%, 2/1/15	$1,375,569
		$2,475,279

Insured-General Obligations — 18.6%
330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	374,349
320	Egg Harbor Township School District, (FSA), 5.50%, 7/15/19	373,488
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	834,697
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	830,909
750	Hunterdon Central Regional High School District, (FSA), 4.75%, 5/1/12	822,952
1,065	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/16	1,232,194
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	816,720
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	930,666
845	Montville Township School District, (FGIC), 5.00%, 7/15/17	939,581
700	Montville Township, (AMBAC), 4.20%, 8/1/12	731,430
255	Ocean Township Board of Education, (FGIC), 4.50%, 8/1/12	277,284
1,000	Puerto Rico Public Improvements, (CIFG), 5.25%, 7/1/17	1,138,410
500	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	569,205
		$9,871,885

Insured-Hospital — 2.9%
1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12 (2)	1,518,829
		$1,518,829

Insured-Lease Revenue / Certificates of Participation — 3.8%
1,000	Hudson County, (MBIA), 6.25%, 6/1/15	1,200,220
710	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	821,761
		$2,021,981

Insured-Nursing Home — 0.8%
400	Rahway Geriatrics Center Inc., (MBIA), 5.25%, 5/1/15	449,456
		$449,456

3

Insured-Other Revenue — 4.2%
$500	Monmouth County Improvements Authority, (AMBAC), 5.00%, 12/1/11	$555,530
1,000	Monmouth County Improvements Authority, (AMBAC), 5.25%, 12/1/16	1,116,650
500	Trenton Parking Authority, (FGIC), 5.125%, 4/1/12	550,090
		$2,222,270

Insured-Special Tax Revenue — 4.2%
1,000	Casino Reinvestment Development Authority, (AMBAC), 5.25%, 1/1/16	1,122,200
1,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/16	1,116,840
		$2,239,040

Insured-Transportation — 9.5%
1,000	Delaware River Port Authority, (AMBAC), 5.00%, 1/1/16	1,108,490
1,000	Delaware River Port Authority, (FSA), 5.10%, 1/1/20	1,064,640
500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	559,980
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,156,530
750	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 5.50%, 12/15/13	857,513
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	269,733
		$5,016,886

Insured-Water and Sewer — 7.5%
185	Atlantic Highlands Sewer Authority, (FGIC), 4.125%, 1/1/12	194,529
1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	1,238,376
420	Musconetcong Sewer Authority, (MBIA), 5.25%, 1/1/13	471,992
1,000	North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16	1,108,480
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	339,740
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	322,592
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	305,897
		$3,981,606

4

Lease Revenue/Certificates of Participation — 2.2%
$1,000	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	$1,151,320
		$1,151,320

Nursing Home — 1.0%
500	New Jersey EDA, (Masonic Charity Foundation), 4.80%, 6/1/11	536,310
		$536,310

Senior Living / Life Care — 1.1%
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	305,304
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	300,453
		$605,757

Solid Waste — 0.4%
215	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	214,970
		$214,970

Special Tax Revenue — 2.1%
1,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	1,096,710
		$1,096,710

Transportation — 4.6%
450	Delaware River Joint Toll Bridge Commission, PA, 5.25%, 7/1/15	496,332
1,000	New Jersey Transportation Trust Fund Authority, Variable Rate, 7.93%, 6/15/17 (3) (4)	1,165,450
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	759,444
		$2,421,226

Water and Sewer — 2.1%
1,000	Ocean County Wastewater Utilities Authority, 5.25%, 1/1/17	1,099,480
		$1,099,480

Total Tax-Exempt Investments — 98.6%
(identified cost $49,293,532)		$52,326,622

Other Assets, Less Liabilities — 1.4%		$749,603
Net Assets — 100.0%		$53,076,225

5

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CDC IXIS Financial Guaranty North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 65.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 20.5% of total investments.

(1)                                                          Defaulted bond.

(2)                                                          Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)                                                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2004, the aggregate value of the securities is $1,165,450 or 2.2% of the Fund’s net assets.

(4)                                                          Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

6

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	69 U.S. Treasury Bond	Short	$(7,602,644)	$(7,762,500)	$(159,856)
03/05	45 U.S. Treasury Note	Short	(4,991,294)	(5,037,188)	(45,894)
					(205,750)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$49,256,070
Gross unrealized appreciation	$3,235,415
Gross unrealized depreciation	(164,863)
Net unrealized appreciation	$3,070,552

7

New York Limited Maturity Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.9%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 0.5%
$600	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$579,078
		$579,078

Education — 2.2%
1,000	New York Dormitory Authority, (Columbia University), 5.125%, 7/1/15	1,112,750
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	667,176
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	117,210
625	Troy IDA, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	704,044
		$2,601,180

Electric Utilities — 2.2%
2,500	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36 (1)	2,513,800
		$2,513,800

Escrowed / Prerefunded — 10.6%
1,750	Metropolitan Transportation Authority, Prerefunded to 7/1/15, 5.50%, 7/1/17	2,041,095
155	New York City Transitional Finance Authority, Prerefunded to 5/1/08, 5.00%, 5/1/16	169,671
2,000	New York Dormitory Authority, (Department of Health), Prerefunded to 7/1/06, 5.375%, 7/1/08	2,133,280
300	New York Environmental Facility Corp., Clean Water, Escrowed to Maturity, 5.25%, 6/15/11	329,172
745	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), Escrowed to Maturity, 5.75%, 6/15/10	855,625

1

$1,000	New York State Urban Development Corp., (Youth Facilities), Prerefunded to 4/1/07, 5.75%, 4/1/10	$1,096,630
1,000	New York Thruway Authority, Prerefunded to 4/1/06, 5.75%, 4/1/16	1,063,670
1,000	New York Urban Development Corp., (Personal Income Tax), Prerefunded to 3/15/12, 5.375%, 3/15/17	1,141,000
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,294,184
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,151,710
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,117,890
		$12,393,927

General Obligations — 1.5%
1,000	New York City, 0.00%, 8/1/08	897,300
1,000	New York City, 0.00%, 8/1/08	897,300
		$1,794,600

Health Care - Miscellaneous — 0.6%
310	Suffolk County IDA, (Alliance of Long Island Agencies), 7.50%, 9/1/15	337,919
400	Westchester County IDA, (Children’s Village), 5.375%, 3/15/19	403,112
		$741,031

Hospital — 4.7%
455	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	451,801
580	Fulton County IDA, (Nathan Littauer Hospital), 5.75%, 11/1/09	579,223
225	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	248,888
1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	1,096,280
1,200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	1,298,700
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	538,045
500	Oneida County IDA, (St. Elizabeth Medical Center), 5.50%, 12/1/10	505,935
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	802,822
		$5,521,694

2

Housing — 0.6%
$225	New York City Housing Development Corp., MFMR, 5.625%, 5/1/12	$226,064
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	515,450
		$741,514

Industrial Development Revenue — 2.1%
1,000	Dutchess County IDA, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29 (1)	1,097,570
250	Onondaga County, IDA, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	254,025
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,052,325
		$2,403,920

Insured-Education — 6.3%
1,000	New York Dormitory Authority Revenue, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,185,030
1,455	New York Dormitory Authority, (Mt. Sinai School of Medicine), (MBIA), 5.25%, 7/1/13	1,627,767
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,166,840
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,125,340
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,129,730
1,000	New York Dormitory, (City University), (AMBAC), 5.625%, 7/1/16	1,157,230
		$7,391,937

Insured-Electric Utilities — 8.3%
500	Long Island Power Authority, Electric System Revenue, (FSA), 0.00%, 6/1/15	331,890
500	Long Island Power Authority, Electric System Revenue, (FSA), 5.00%, 12/1/18	536,665
1,000	Long Island Power Authority, Electric System Revenue, (XLCA), 5.25%, 6/1/14	1,122,010
2,000	New York Energy Research and Development Authority, (New York Electric & Gas Corp.), (MBIA), 4.10%, 12/1/15	2,022,060
3,625	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	4,226,134
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,439,962
		$9,678,721

3

Insured-Escrowed/Prerefunded — 7.9%
$1,000	Long Island Power Authority, Electric System Revenue, (FSA), Escrowed to Maturity, 5.25%, 12/1/14	$1,145,080
1,000	Long Island Power Authority, Electric System Revenue, (FSA), Escrowed to Maturity, 5.50%, 12/1/13	1,161,590
2,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 10/1/15, 5.00%, 4/1/23	2,250,520
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,491,126
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,114,330
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	506,048
250	New York Urban Development Corp., (Correctional Facilities), (AMBAC), Prerefunded to 1/01/09, 5.25%, 1/1/15	279,140
250	Niagara County IDA, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	286,935
		$9,234,769

Insured-General Obligations — 9.3%
500	Clarence, Central School District, (FSA), 5.00%, 5/15/17	537,075
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,218,900
1,000	New York City, (MBIA), 5.75%, 8/1/14	1,135,800
1,500	New York City, (XLCA), 5.50%, 8/1/12	1,698,045
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,241,776
1,965	Puerto Rico, (MBIA), 5.50%, 7/1/16	2,290,856
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,789,234
		$10,911,686

Insured-Health Care Miscellaneous — 1.7%
495	New York Dormitory Authority, (Mental Health Services Facilities), (FSA), 5.125%, 8/15/17	529,205
1,310	New York Dormitory Authority, (Mental Health Services Facilities), (MBIA), 5.50%, 8/15/13	1,465,667
		$1,994,872

4

Insured-Hospital — 2.1%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,843,664
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	564,660
		$2,408,324

Insured-Lease Revenue / Certificates of Participation — 5.6%
3,470	Metropolitan Transportation Authority, Service Contract, (FSA), 5.50%, 7/1/17	4,032,001
1,250	Metropolitan Transportation Authority, Service Contract, (MBIA), 5.50%, 7/1/14	1,440,200
1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	1,117,460
		$6,589,661

Insured-Special Tax Revenue — 3.4%
2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	1,666,800
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,316,680
		$3,983,480

Insured-Transportation — 10.3%
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,151,780
500	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 9.385%, 1/1/17 (2) (3)	658,115
2,500	New York Thruway Authority, (Local Highway & Bridge), (XLCA), 5.50%, 4/1/13	2,809,075
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,170,640
1,850	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	2,157,729
1,585	Puerto Rico Highway and Transportation Finance Authority, (FSA), 5.50%, 7/1/12	1,823,527
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,243,270
		$12,014,136

5

Lease Revenue/Certificates of Participation — 2.8%
$2,000	New York State Energy Research and Development Authority, (Western NY Nuclear Service Center), 6.00%, 4/1/06	$2,089,200
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,114,550
		$3,203,750

Other Revenue — 0.7%
750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	810,645
		$810,645

Senior Living / Life Care — 1.1%
330	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (4)	329,904
400	Mt. Vernon IDA, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	405,680
500	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	531,225
		$1,266,809

Solid Waste — 0.7%
750	Hempstead IDA, (American Refuel), 5.00%, 12/1/10	800,775
		$800,775

Special Tax Revenue — 7.1%
1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	1,221,020
1,000	New York City Transitional Finance Authority, 4.75%, 11/15/23	1,015,820
945	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	986,816
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/2/13	1,109,190
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	552,750
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,364,350
		$8,249,946

Transportation — 4.3%
3,000	Port Authority of New York and New Jersey, (AMT), 6.00%, 7/1/14 (5)	3,170,430
1,685	Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15	1,817,390
		$4,987,820

6

Water and Sewer — 3.3%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,106,260
1,000	New York Environmental Facilities Corp., Water Finance Authority, 5.00%, 6/15/17	1,087,200
500	New York Environmental Facility Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	557,670
120	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), 5.75%, 6/15/10	137,160
		$3,888,290

Total Tax-Exempt Investments — 99.9%
(identified cost $110,983,416)		$116,706,365

Other Assets, Less Liabilities — 0.1%		$105,822
Net Assets— 100.0%		$116,812,187

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associatedwith such economic developments, at December 31, 2004, 55.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 22.0% of total investments.

(1)                                                                                  The stated interest rate represents the rate in effect at December 31, 2004.

7

(2)                                                                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2004, the aggregate value of the securities is $658,115 or 0.6% of the Fund’s net assets.

(3)                                                                                  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(4)                                                                                  The Fund is receiving only partial interest payments on this security.

(5)                                                                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

8

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/05	107 U.S. Treasury Bond	Short	$(11,809,723)	$(12,037,500)	$(227,777)
3/05	94 U.S. Treasury Note	Short	(10,499,694)	(10,522,125)	(22,431)
					$(250,208)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$110,913,240
Gross unrealized appreciation	$6,236,705
Gross unrealized depreciation	(443,580)
Net unrealized appreciation	$5,793,125

9

Ohio Limited Maturity Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.0%
$195	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$201,573
		$201,573

Education — 8.9%
500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	550,865
600	Ohio Higher Educational Facilities, (Kenyon College), Variable Rate, 5.05%, 7/1/37	636,858
500	Ohio State University General Receipts, 5.25%, 12/1/17	552,640
		$1,740,363

Escrowed / Prerefunded — 3.1%
250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	279,877
300	Kings County Local School District, Prerefunded to 12/1/05, 7.60%, 12/1/10	314,448
		$594,325

General Obligations — 7.4%
100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	111,553
500	Hamilton School District, 6.15%, 12/1/15	605,520
500	Ohio, 0.00%, 8/1/05	494,020
250	Ohio, 0.00%, 8/1/08	226,155
		$1,437,248

Hospital — 8.5%
500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	568,950
500	Erie County Hospital Facility, (Firelands Regional Medical Center), 5.50%, 8/15/12	549,210

1

$250	Parma, Hospital Improvement, (Parma Community General Hospital Association), 5.25%, 11/1/13	$263,705
250	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	272,017
		$1,653,882

Housing — 2.1%
380	Ohio Housing Finance Agency Mortgage, (AMT), 4.55%, 9/1/11	399,095
		$399,095

Industrial Development Revenue — 5.4%
500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	538,285
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	515,975
		$1,054,260

Insured-Escrowed/Prerefunded — 6.8%
1,000	Southwest Licking School Facilities Improvement, (FGIC), Prerefunded to 12/1/05, 7.10%, 12/1/16 (1)	1,065,540
250	West Clermont School District, (AMBAC), Prerefunded to 12/1/05, 6.90%, 12/1/12	265,885
		$1,331,425

Insured-General Obligations — 19.4%
200	Amherst School District, (FGIC), 5.00%, 12/1/11	222,344
250	Athens City School District, (FSA), 5.45%, 12/1/10	283,305
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	207,442
265	Clinton Massie Local School District, (MBIA), 0.00%, 12/1/09	227,969
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	267,390
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	667,370
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	136,990
600	Springfield City School District, Clark County, (FGIC), 5.00%, 12/1/17	649,224
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12	569,210
460	Wyoming, School District, (FGIC), 5.75%, 12/1/17	549,056
		$3,780,300

2

Insured-Hospital — 2.9%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$568,105
		$568,105

Insured-Industrial Development Revenue — 3.0%
500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	582,680
		$582,680

Insured-Lease Revenue / Certificates of Participation — 2.9%
500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	569,615
		$569,615

Insured-Transportation — 6.2%
300	Cleveland Airport System, (FSA), 5.25%, 1/1/14	328,887
750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	871,882
		$1,200,769

Insured-Water and Sewer — 7.2%
475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	527,069
750	Ohio Water Development Authority, (FSA), 5.50%, 12/1/17	877,913
		$1,404,982

Lease Revenue/Certificates of Participation — 5.4%
750	Ohio Parks and Recreational Capital Facilities, 5.50%, 6/1/14	847,898
200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	212,828
		$1,060,726

Nursing Home — 0.9%
190	Ohio HFA, Retirement Rental Housing, (Encore Retirement Partners), 6.75%, 3/1/19	166,415
		$166,415

Pooled Loans — 4.5%
250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	251,688

3

$250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	$262,753
200	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09	217,362
150	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Superior), 5.10%, 5/15/12	151,788
		$883,591

Special Tax Revenue — 0.3%
50	Columbus Special Assessment, 6.05%, 9/15/05	50,585
		$50,585

Water and Sewer — 2.9%
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	567,240
		$567,240

Total Tax-Exempt Investments — 98.8%
(identified cost $17,951,204)		$19,247,179

Other Assets, Less Liabilities — 1.2%		$230,436
Net Assets — 100.0%		$19,477,615

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 49.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 23.0% of total investments.

(1)                   Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/05	17 U.S. Treasury Bond	Short	$(1,878,365)	$(1,912,500)	$(34,135)
3/05	13 U.S. Treasury Note	Short	$(1,452,086)	$(1,455,188)	$(3,102)
					$(37,237)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$17,950,709
Gross unrealized appreciation	$1,321,330
Gross unrealized depreciation	(24,860)
Net unrealized appreciation	$1,296,470

5

Pennsylvania Limited Maturity Municipals Fund	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.6%
$330	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$357,964
600	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 7.05%, 12/1/10	614,028
		$971,992

Electric Utilities — 0.7%
400	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	419,256
		$419,256

Escrowed / Prerefunded — 2.3%
110	Delaware County IDA, (Glen Riddle), (AMT), Escrowed to Maturity, 8.125%, 9/1/05	112,138
1,200	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	1,311,672
		$1,423,810

Health Care - Miscellaneous — 0.4%
250	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	265,345
		$265,345

Hospital — 4.3%
500	Allegheny County Hospital Development Authority, (West Pennsylvania Health System), 8.65%, 11/15/05	512,020
230	Hazleton Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	221,704
280	Hazleton Health Services Authority, (St. Joseph’s Hospital), 5.85%, 7/1/06	277,046
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	210,242

1

$500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	$566,195
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	856,496
		$2,643,703

Industrial Development Revenue — 3.4%
700	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	726,236
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	529,920
750	Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	789,397
		$2,045,553

Insured-Bond Bank — 0.5%
250	Puerto Rico Municipal Finance Agency, (FSA), 5.25%, 8/1/21	276,108
		$276,108

Insured-Education — 4.9%
1,500	Allegheny County, Higher Education Building Authority, (Duquesne University), (AMBAC), 5.00%, 3/1/16 (1)	1,570,290
1,100	Lycoming County Authority College, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,164,944
250	University of Pittsburgh, (FGIC), 5.125%, 6/1/22	265,790
		$3,001,024

Insured-Electric Utilities — 7.7%
1,500	Cambria County IDA, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	1,683,960
1,250	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,457,288
1,370	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,578,199
		$4,719,447

Insured-Escrowed/Prerefunded — 8.0%
250	Allegheny County, (FGIC), Prerefunded to 5/1/11, 5.25%, 11/1/21	272,558
290	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 5.25%, 12/1/18	318,559

2

$1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	$1,143,900
500	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/19	571,950
5,000	Westmoreland County, Municipal Authority, Water Utility, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,571,350
		$4,878,317

Insured-General Obligations — 34.5%
1,365	Allegheny County, (FGIC), 5.40%, 11/1/19	1,512,584
1,540	Centre County, (MBIA), 5.25%, 7/1/18	1,695,971
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16	625,219
1,000	Council Rock School District, (MBIA), 5.00%, 11/15/19	1,075,260
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,339,663
2,000	Ephrata Area School District, (FGIC), 5.25%, 4/15/19	2,190,140
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,212,745
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,072,428
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,076,990
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,306,340
2,000	Pittsburgh, (AMBAC), 5.125%, 9/1/18	2,127,360
1,000	Pittsburgh, (AMBAC), 5.25%, 9/1/22	1,060,530
500	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	569,205
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	765,750
1,000	Spring-Ford Area School District, (FSA), 5.00%, 9/1/19	1,074,480
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,322,875
		$21,027,540

Insured-Hospital — 2.7%
1,000	Allegheny County Hospital Development Authority, (South Hills Health), (MBIA), 5.50%, 5/1/08	1,057,050
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	564,010
		$1,621,060

3

Insured-Lease Revenue / Certificates of Participation — 3.4%
$500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), 5.50%, 2/1/20	$555,800
1,355	Philadelphia IDA, Stadium Lease, (FSA), 5.50%, 10/1/21	1,509,741
		$2,065,541

Insured-Special Tax Revenue — 1.0%
210	Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), 5.25%, 12/1/18	230,141
350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	366,632
		$596,773

Insured-Transportation — 12.1%
1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	1,098,780
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	659,172
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), 5.125%, 7/15/22	1,064,090
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,078,730
1,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	1,749,510
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/18	1,171,870
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	544,965
		$7,367,117

Insured-Utility — 1.8%
1,000	Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17	1,098,020
		$1,098,020

Insured-Water and Sewer — 5.2%
1,500	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	1,602,615
1,500	Pittsburgh Water and Sewer Authority, (FGIC), 5.00%, 9/1/21	1,580,175
		$3,182,790

Senior Living / Life Care — 2.5%
500	Bucks County IDA, (Pennswood), 5.80%, 10/1/20	528,815

4

$170	Chester County IDA, (Kimberton), (AMT), 8.00%, 9/1/05	$170,763
390	Cliff House Trust, (AMT), 6.625%, 6/1/27	299,645
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	352,691
185	Lancaster County Hospital Authority, (Willow Valley Retirement), 5.55%, 6/1/15	198,370
		$1,550,284

Transportation — 2.0%
600	Delaware River Joint Toll Bridge Commission, 5.25%, 7/1/15	661,776
540	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	560,331
		$1,222,107

Total Tax-Exempt Investments — 99.0%
(identified cost $57,206,026)		$60,375,787

Other Assets, Less Liabilities — 1.0%		$634,992
Net Assets— 100.0%		$61,010,779

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2004, 82.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 25.8% of total investments.

(1)                           Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	114 U.S. Treasury Bond	Short	$(12,580,484)	$(12,825,000)	$(244,516)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,174,940
Gross unrealized appreciation	$3,535,632
Gross unrealized depreciation	(334,785)
Net unrealized appreciation	$3,200,847

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 18, 2005